SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Assets, fair value					$ 0
Liabilities, fair value					0
Allowance for doubtful accounts					0
Write downs for obsolete finished goods					0	$ 0
Impairment loss on goodwill						475,003
Impairment of long-lived assets					$ 0	$ 0
Potentially dilutive ordinary shares					0	0
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax benefit					$ 0	$ 0
U.S. Tax Reform [Member]
Effective federal statutory tax rate					21.00%
Income tax examination, description					The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate			25.00%		25.00%	25.00%